Notes Payable and Capital Lease Obligations - Schedule of Notes Payable and Capital Lease Obligations Outstanding (Details) - USD ($) $ in Thousands	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Debt Instrument [Line Items]
Less current portion	$ (4,110)	$ (4,405)
Notes payable and capital lease obligations, less current portion, net	$ 503,266	502,800
Notes Payable and Capital lease obligations
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		537,103	$ 972,205
Less unamortized debt issuance costs		(18,483)	(20,497)
Total notes payable and capital lease obligations, net		518,620	951,708
Less current portion		(9,232)	(64,902)
Notes payable and capital lease obligations, less current portion, net		509,388	886,806
Notes Payable and Capital lease obligations | Other Notes Payable
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		688	376
Notes Payable and Capital lease obligations | Capital Lease Obligations
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		11,415	6,057
Notes Payable and Capital lease obligations | 2021 Term Loan
Debt Instrument [Line Items]
Total notes payable and capital lease obligations		$ 525,000
Notes Payable and Capital lease obligations | Term Loan Due 2024
Debt Instrument [Line Items]
Total notes payable and capital lease obligations			914,184
Notes Payable and Capital lease obligations | Amber Term Loan
Debt Instrument [Line Items]
Total notes payable and capital lease obligations			36,588
Notes Payable and Capital lease obligations | Revolving Credit Facility
Debt Instrument [Line Items]
Total notes payable and capital lease obligations			$ 15,000